Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	$ 4,666	$ 4,799
Balance as of 31 March 2024	5,146
Increase in provisions recognized in the income statement	613
Release of provisions recognized in the income statement	(330)
Provisions used in conformity with designated purpose	(996)
Foreign currency translation and other movements	232
Balance as of 30 June 2024	4,666
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	3,446	3,598
Balance as of 31 March 2024	3,848
Increase in provisions recognized in the income statement	299
Release of provisions recognized in the income statement	(137)
Provisions used in conformity with designated purpose	(703)
Foreign currency translation and other movements	139
Balance as of 30 June 2024	3,446
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	1,415	1,271
Balance as of 31 March 2024	1,318
Increase in provisions recognized in the income statement	16
Release of provisions recognized in the income statement	(2)
Provisions used in conformity with designated purpose	(15)
Foreign currency translation and other movements	98
Balance as of 30 June 2024	1,415
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	167	147
Balance as of 31 March 2024	153
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	14
Balance as of 30 June 2024	167
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	0	1
Balance as of 31 March 2024	0
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	0
Balance as of 30 June 2024	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	308	266
Balance as of 31 March 2024	293
Increase in provisions recognized in the income statement	12
Release of provisions recognized in the income statement	(3)
Provisions used in conformity with designated purpose	(11)
Foreign currency translation and other movements	17
Balance as of 30 June 2024	308
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	1,353	1,779
Balance as of 31 March 2024	1,878
Increase in provisions recognized in the income statement	270
Release of provisions recognized in the income statement	(132)
Provisions used in conformity with designated purpose	(673)
Foreign currency translation and other movements	10
Balance as of 30 June 2024	1,353
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	202	$ 135
Balance as of 31 March 2024	205
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(4)
Foreign currency translation and other movements	0
Balance as of 30 June 2024	$ 202